Summary of Significant Accounting Policies Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013 trs	Dec. 31, 2013 NS Real Estate Income Trust Advisor, LLC	Dec. 31, 2013 Above and Below Market Leases, Net	Dec. 31, 2012 Above and Below Market Leases, Net	Dec. 31, 2011 Above and Below Market Leases, Net	Dec. 31, 2013 Other Intangible Assets	Dec. 31, 2012 Other Intangible Assets	Dec. 31, 2011 Other Intangible Assets
Finite Lived Intangible Assets and Liabilities by Major Class
Minimum Percentage of Taxable Income Distributed to Stockholders to Maintain Qualification as Real Estate Income Trust		90.00%
Number of Days Past Due for Suspension of Income Recognition	90 days	90 days
Stock Issued During Period Value New Issues Gross Proceeds			$ 1,100.0
Amortization of Intangible Assets				1.4	1.4	1.0	15.4	13.7	13.4
Number of Taxable Real Estate Investment Trust Subsidiaries Having Net Operating Losses Used to Offset Future Operating Income		1
Operating Loss Carryforwards		20.6
Operating Loss Carryforwards Expiration Term		20 years
Deferred Tax Assets, Operating Loss Carryforwards		$ 8.0